ACCRUED EXPENSES AND OTHER PAYABLES - Narrative (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Dec. 31, 2025	Jul. 15, 2021
ACCRUED EXPENSES AND OTHER PAYABLES
Borrowings from noncontrolling shareholders	¥ 1,253,106
Beijing TenxCloud Technology Co., Ltd. ("BJ TenxCloud")
ACCRUED EXPENSES AND OTHER PAYABLES
Percentage of equity interests acquired		100.00%
Loans From Redeemable Noncontrolling Interests
ACCRUED EXPENSES AND OTHER PAYABLES
Debt Instrument, Term	1 year
Borrowings from noncontrolling shareholders	¥ 1,253,100
Loans From Redeemable Noncontrolling Interests | Minimum
ACCRUED EXPENSES AND OTHER PAYABLES
Interest rate (as a percent)	8.00%
Loans From Redeemable Noncontrolling Interests | Maximum
ACCRUED EXPENSES AND OTHER PAYABLES
Interest rate (as a percent)	13.60%